Issued Capital (Details)	Jun. 30, 2026 $ / shares shares
Issued Capital [Line Items}
Number of shares authorized	555,000,000
Preference Shares [Member]
Issued Capital [Line Items}
Number of shares authorized	5,000,000
Par value per share | $ / shares	$ 0.0001
Class A Ordinary Shares [Member]
Issued Capital [Line Items}
Number of shares authorized	500,000,000
Par value per share | $ / shares	$ 0.0001
Class B Ordinary Shares [Member]
Issued Capital [Line Items}
Number of shares authorized	50,000,000
Par value per share | $ / shares	$ 0.0001